                               [BUILDING GRAPHIC]

COLONIAL HIGH INCOME MUNICIPAL TRUST       ANNUAL REPORT


November 30, 1999

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

This is the first shareholder report for Colonial High Income Municipal Trust's new fiscal year, which has changed from December 31 to November 30. This report will cover the 11-month period from December 31, 1998 to November 30, 1999.

The U.S. bond market continued to show negative returns during the past year, as interest rates across the board rose steadily throughout the 11-month period. The rise in bond yields over the past year has come primarily in response to continued economic strength in the U.S. and a dramatic recovery in the economies of Southeast Asia and Japan. This growth has caused concern among bond investors that inflation could potentially begin to increase if the economy becomes "overheated."

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. During the period, the Fund's performance was affected not only by the general decline in the bond market, but also by unforeseen disappointments with certain holdings and strategies we undertook to help the Fund improve its returns over the long-term. The holdings that experienced difficulties have been sold, and we believe the Fund is positioned for the economic environment we are forecasting in the coming year.

In the pages that follow, the Fund's portfolio manager will provide more specific information about its performance and the strategies employed during the fiscal year. As always, thank you for choosing Liberty Funds, and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/Stephen E. Gibson
Stephen E. Gibson
January 12, 2000

Because market and economic conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

HIGHLIGHTS

-    MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD
     Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond -- a benchmark of municipal bond market performance -- rose from 4.86% on December 31, 1998 to 5.73% on November 30, 1999.

-    RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET
     During the period, short-, intermediate- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

-    PORTFOLIO MANAGER'S COMMENTARY
     The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult market conditions of the past year. During the period, the Fund had a total return of negative 6.39%, based on net asset value. The Fund experienced difficulties due to a few poor performing holdings, some of which have been sold. In addition, The Fund issued preferred shares during the period designed to enhance yield. By increasing the Fund's duration, preferred shares can increase the Fund's sensitivity to changes in interest rates and, by paying a short-term variable rate to other investors, can increase the potential for volatility in the dividend rate. However, we employ certain hedging techniques that are designed to reduce these risks.

                                                                - MAUREEN NEWMAN

TOTAL RETURN FOR THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX, 12/31/98 - 11/30/99

[LINE GRAPH]

12/31/98                                                           10000
1/31/99                                                            10119
2/28/99                                                          10074.5
3/31/99                                                          10088.6
4/30/99                                                          10113.8
5/31/99                                                          10055.1
6/30/99                                                          9910.35
7/31/99                                                          9946.03
8/31/99                                                          9866.46
9/30/99                                                           9870.4
10/31/99                                                          9763.8
11/30/99                                                          9867.3


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS (12/31/98-11/30/99):

NAV                                                                  (6.39)%
--------------------------------------------------------------------------------
Market price                                                        (21.72)%
--------------------------------------------------------------------------------

11-MONTH DISTRIBUTIONS DECLARED PER COMMON SHARE THROUGH 11/30/99:   $0.454(1)

PRICE PER SHARE AS OF 11/30/1999:

NAV                                                                    $7.49
--------------------------------------------------------------------------------
Market price                                                           $6.13
--------------------------------------------------------------------------------

(1)A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

TOP FIVE INDUSTRY SECTORS

Hospitals                                                               14.8%
--------------------------------------------------------------------------------
Nursing Homes                                                           10.1%
--------------------------------------------------------------------------------
Refunded/Escrowed                                                        9.1%
--------------------------------------------------------------------------------
Local General Obligations                                                8.6%
--------------------------------------------------------------------------------
Multi-Family Housing                                                     6.6%
--------------------------------------------------------------------------------

QUALITY BREAKDOWN AS OF 11/30/1999

AAA                                                                     28.5%
--------------------------------------------------------------------------------
AA                                                                       9.9%
--------------------------------------------------------------------------------
A                                                                        7.4%
--------------------------------------------------------------------------------
BBB                                                                     15.7%
--------------------------------------------------------------------------------
BB                                                                       2.1%
--------------------------------------------------------------------------------
Non-rated                                                               35.7%
--------------------------------------------------------------------------------
Cash equivalents                                                         0.7%
--------------------------------------------------------------------------------

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corp., Moody's Investors Service, Inc. or Fitch Investors Service.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

INVESTMENT PORTFOLIO


November  30, 1999
(In thousands)

MUNICIPAL BONDS 97.8%                                       PAR            VALUE
--------------------------------------------------------------------------------
EDUCATION 2.0%
EDUCATION
CA Statewide Communities
  Development Authority, Crossroads
  School for Arts & Sciences,
  Series 1998,
    6.000% 08/01/28 (a)                                    $1,375         $1,286
IL State Development Finance
  Authority, Latin School of Chicago,
  Series 1998,
    5.650% 08/01/28                                           230            206
MA State Industrial Finance Agency:
  Cambridge Friends School,
  Series 1998,
    5.800% 09/01/28                                         1,000            904
  St. John's High School,
  Series 1998,
    5.350% 06/01/28                                           300            256
MI Southfield Economic Development
  Corp., Lawrence University,
  Series 1998 A,
    5.400% 02/01/18                                         1,000            885
MN Victoria,
  Holy Family Catholic High School,
  Series 1999 A,
    5.875% 09/01/29                                         1,000            914
MO State Health & Educational
  Facilities Authority, Central Institute
  for the Deaf, Series 1999,
    5.850% 01/01/22                                         1,075          1,025
NM Santa Fe,
  College of Santa Fe,
  Series 1998 A,
    5.500% 10/01/28                                           250            221
VT State Educational & Health
  Buildings Finance Agency, Norwich
  University, Series 1998,
    5.500% 07/01/21                                         1,500          1,359
                                                                          ------
                                                                           7,056
                                                                          ------
--------------------------------------------------------------------------------
HEALTHCARE 28.4%
CONGREGATE CARE RETIREMENT 2.6%
KS Manhattan,
  Meadowlark Hills Retirement Home,
  Series 1999 A,
    6.375% 05/15/20                                           650            606
KY State Economic Development
  Finance Authority, Christian Church
  Homes of Kentucky, Inc., Series 1998,
    5.500% 11/15/30                                           750            622
MA Boston Industrial Development
  Finance Authority, Springhouse, Inc.,
  Series 1988,
    5.875% 07/01/20                                           605            525
MA State Development Finance Agency,
  Series 1999 A:
    5.625% 07/01/15                                        $  500         $  446
    5.750% 07/01/23                                           250            216
MI State Strategic Fund,
  Holland Home,
  Series 1998,
    5.750% 11/15/28                                           400            329
MN Columbia Heights,
  Crest View Corp.,
  Series 1998:
    6.000% 03/01/33                                           740            660
NH State Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough, Series 1998:
    5.625% 07/01/18                                           500            439
    5.750% 07/01/28                                           500            430
PA Philadelphia Authority for Industrial
  Development, Baptist Home of
  Philadelphia, Series 1998 A:
    5.500% 11/15/18                                           360            315
    5.600% 11/15/28                                           570            486
TN Metropolitan Government,
  Nashville and Davidson County,
  Blakeford at Green Hills,
  Series 1998,
    5.650% 07/01/24                                           600            514
TX Abilene Health Facilities
  Development Corp.
  Sears Methodist Retirement
  Obligation Group:
  Series 1998 A,
    5.900% 11/15/25                                         1,000            883
  Series 1999,
    6.000% 11/15/29                                           500            445
WI State Health & Educational
  Facilities Authority: Attic Angel
  Obligated Group,
    5.750% 11/15/27                                         1,000            866
  United Lutheran Program for Aging, Inc.,
    5.700% 03/01/28                                         1,000            880
  Clement Manor, Series 1998,
    5.750% 08/15/24                                           600            527
                                                                          ------
                                                                           9,189
                                                                          ------
HEALTH SERVICES 0.2%
IL State Health Facilities Authority,
  Midwest Physician Group, Ltd.,
  Series 1998,
    5.500% 11/15/19                                           120            102

                                                            PAR            VALUE
--------------------------------------------------------------------------------
MA State Development Finance Agency,
  Boston Biomedical Research Institute,
  Series 1999:
    5.650% 02/01/19                                        $  200         $  176
    5.750% 02/01/29                                           450            388
                                                                          ------
                                                                             666
                                                                          ------
HOSPITAL 14.6%
AL Alabama Special Care Facilities
  Authority, Montgomery Healthcare,
  Series 1989,
    11.000% 10/01/19 (b)                                    3,295          1,834
AR Conway Health Facilities Board,
  Conway Regional Medical Center:
  Series 1999 A,
    6.400% 08/01/29                                           425            420
  Series 1999 B,
    6.400% 08/01/29                                         1,000            966
AZ Maricopa County Industrial
  Development Authority: Mayo Clinic
  Hospital, Series 1998,
    5.250% 11/15/37                                         6,000          5,211
  National Health Facilities II Project,
    5.100% 01/01/33 (c)                                     4,500          3,874
CA State Health Facilities Financing
  Authority: Cedars-Sinai Medical
  Center, Series 1999 A,
    6.125% 12/01/30                                         2,500          2,447
  Kaiser Permanente,
  Series 1989 A,
    (d) 10/01/12 (c)                                        5,500          2,710
CO State Health Care Facilities
  Authority, National Jewish Medical &
  Research Center, Series 1998,
    5.375% 01/01/23                                           330            276
FL Tampa,
  H. Lee Moffitt Cancer Center,
  Series 1999 A,
    5.750% 07/01/29                                         2,000          1,843
GA Forsyth County Hospital Authority,
  Georgia Baptist Healthcare System,
  Series 1998,
    6.000% 10/01/08                                         1,000            939
IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
    5.250% 08/15/18                                           600            504
IL Southwestern Illinois Development
  Authority, Anderson Hospital,
  Series 1999,
    5.500% 08/15/20                                           225            193
IN State Health Facilities Financing
  Authority, Riverview Hospital,
  Series 1999,
    5.500% 08/01/24                                        $  400         $  340
LA State Public Facilities Authority,
  Touro Infirmary,
  Series 1999,
    5.625% 08/15/29                                           600            516
MI Dickinson County,
  Series 1999,
    5.700% 11/01/18                                           750            663
MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1998 A,
    5.375% 07/01/20                                           625            530
MI State Hospital Finance Authority,
  Detroit Medical Center,
  Series 1998 A,
    5.250% 08/15/28                                           650            500
MN St. Paul Housing & Redevelopment
  Authority, Healtheast Project,
  Series A,
    5.700% 11/01/15                                         1,000            865
MN Washington County Housing &
  Redevelopment Authority, Healtheast,
  Inc., Series 1998,
    5.250% 11/15/12                                         1,500          1,269
MS Lowndes County,
  Golden Triangle Regional Medical
  Center, Series 1990,
    8.500% 02/01/10                                           235            241
MS State Business Finance Corp.,
  Medical Foundation, Inc.,
  Series 1998,
    5.625% 07/01/23                                         1,450          1,239
NC State Medical Care Commission:
  Stanley Memorial Hospital,
  Series 1999,
    6.375% 10/01/29                                         1,915          1,910
  Gaston Health Care,
  Series 1998,
    5.000% 02/15/29                                         5,000          4,183
NH State Higher Educational & Health
  Facilities Authority,
  Littleton Hospital Assoc., Inc.,
  Series 1998 A:
    5.900% 05/01/28                                           780            671
    6.000% 05/01/28                                           625            545
NM State Hospital Equipment Loan
  Council, Memorial Medical Center,
  Series 1998,
    5.500% 06/01/28                                         1,220          1,030

November  30, 1999
(In thousands)



MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
HOSPITAL (CONTINUED)
OH Belmont County,
  East Ohio Regional Hospital,
  Series 1998,
    5.700% 01/01/13                                        $1,875         $1,659
OH Franklin County,
  Doctors OhioHealth Corp.,
  Series 1998 A,
    5.600% 12/01/28                                         2,150          1,800
OH Highland County Joint Township
  Hospital District, Series 1999,
    6.750% 12/01/29                                         1,000            946
OH Miami County,
  Upper Valley Medical Center, Inc.,
  Series 1996 A,
    6.375% 05/15/26                                         1,000            942
OH Sandusky County,
  Series 1998,
    5.150% 01/01/10                                           250            236
PA Allegheny County Hospital
  Development, Ohio Valley General
  Hospital, Series 1998 A,
    5.450% 01/01/28                                         1,000            844
PA Mount Pleasant Business District
  Authority, Frick Hospital,
    5.750% 12/01/27                                         1,300          1,128
PA Pottsville Hospital Authority,
  Pottsville Hospital & Warne Clinic,
  Series 1998,
    5.500% 07/01/18                                         1,000            852
TX Lufkin Health Facilities
  Development Corp., Memorial Health
  Systems of East Texas, Series 1998,
    5.700% 02/15/28                                         1,120            964
TX Richardson Hospital Authority,
  Baylor Richardson Medical Center,
  Series 1998,
    5.625% 12/01/28                                           750            634
UT Weber County,
  INC Health Services, Inc.,
  Series 1999,
    5.000% 08/15/30                                         4,500          3,757
VT State Educational & Health
  Buildings Authority, Springfield
  Hospital, Series A,
    7.750% 01/01/13                                         1,115          1,208
VT State Educational & Health
  Buildings Finance Agency,
  Brattleboro Memorial Hospital,
    5.375% 03/01/28                                         1,075            891
                                                                          ------
                                                                          51,580
                                                                          ------
INTERMEDIATE CARE FACILITIES 1.0%
IL State Development Finance Authority,
  Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                                        $1,240         $1,158
IN State Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                                           150            140
PA State Economic Development
  Financing Authority, Northwestern
  Human Services, Inc., Series 1998 A,
    5.250% 06/01/14                                         2,510          2,235
                                                                          ------
                                                                           3,533
                                                                          ------
NURSING HOME 10.0%
AK Juneau,
  St. Ann's Care Center,
  Series 1999,
    6.875% 12/01/25                                           700            658
CO Health Care Facilities Authority
  Pioneer Health Care, Series 1989,
    10.500% 05/01/19                                        2,000          2,015
CO State Health Facilities Authority:
  American Housing Foundation, Inc.,
  Series 1990 A,
    10.250% 12/01/20 (b)                                    1,300          1,040
  Volunteers of America Care
  Facilities, Inc.:
  Series 1998 A:
    5.450% 07/01/08                                           300            283
    5.750% 07/01/20                                           865            761
  Series 1999 A,
    6.000% 07/01/29                                           350            311
FL Gadsden County Industrial
  Development Authority, Florida
  Properties, Inc., Series 1988 A,
    10.450% 10/01/18                                        1,835          1,844
IA State Finance Authority,
  Care Initiatives Project:
  Series 1996,
    9.250% 07/01/25                                         1,000          1,249
  Series 1998 B:
    5.750% 07/01/18                                           550            499
    5.750% 07/01/28                                         1,475          1,302
IN Gary Industrial Economic
  Development, West Side Health
  Care Center, Series 1987 A,
    11.500% 10/01/17                                        1,425          1,454
IN Michigan City Health Facilities,
  Metropolitan Health Foundation Inc.
  Project,
    10.000% 11/01/22 (b)                                    3,085          2,468

                                                            PAR            VALUE
--------------------------------------------------------------------------------
IN State Health Facilities Financing
  Authority, Metro Health Indiana, Inc.,
  Series 1998,
    6.400% 12/01/33                                        $1,210         $1,074
KS Washington County Industrial
  Development Authority, Central States,
  Series 1989,
    10.250% 11/01/19                                        1,795          1,829
MA State Development Finance Agency,
  Alliance Health Care Facilities,
  Series 1999,
    7.100% 07/01/32                                         1,500          1,442
MA State Industrial Finance Agency,
  American Health Foundation, Inc.,
  Series 1989,
    10.125% 03/01/19 (b)                                    1,923          1,366
MN Minneapolis,
  Walker Methodist Senior Services
  Group, Series 1998 A,
    6.000% 11/15/28                                         1,200          1,031
MN New Hope,
  North Ridge Care Center, Inc.,
  Series 1999,
    5.875% 03/01/29                                           800            695
MN Sartell,
  Foundation for Healthcare,
  Series 1999 A,
    6.625% 09/01/29                                         1,145          1,051
NJ State Economic Development
  Authority, Geriatric & Medical
  Service, Inc., Series B,
    10.500% 05/01/20                                        2,000          2,018
PA Chester County Industrial
  Development, Pennsylvania Nursing
  Home, Inc., Series 1989,
    10.125% 05/01/19 (b)                                    2,548          1,911
TN Metropolitan Government,
  Nashville & Davidson Counties Health
  & Education Facilities, Central States,
  Series 1989,
    10.250% 11/01/19                                        1,680          1,711
TX Bell County Health Facilities
  Development Corp., Heartway Corp.
  Project:
    9.500% 03/01/19                                         1,500          1,350
    10.000% 03/01/19 (b)                                      255            (e)
TX Kirbyville Health Facilities
  Development Corp., Heartway III
  Project:
  Series 1997 A,
    10.000% 03/20/18                                       $  720         $  673
  Series 1997 B,
     (d) 03/20/04                                             106             61
TX Whitehouse Health Facilities
  Development Corp., Oak Brook
  Health Care Center, Series 1989,
    10.000% 12/01/19                                        1,725          1,800
WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
    7.100% 02/20/36                                         1,000          1,101
WI State Health & Educational
  Facilities Authority, Meto Health
  Foundation, Inc., Series 1993,
    10.000% 11/01/22 (b)                                    2,775          2,220
                                                                          ------
                                                                          35,217
                                                                          ------
--------------------------------------------------------------------------------
HOUSING 10.9%
ASSISTED LIVING/SENIOR 3.4%
CA Abag Finance Authority for
  Nonprofit Corps., Eskaton Gold River
  Lodge, Series 1998:
    6.375% 11/15/15 (f)                                       750            707
    6.375% 11/15/28 (f)                                       550            500
DE Kent County,
  Heritage at Dover,
  Series 1999,
    7.625% 01/01/30                                         1,750          1,739
GA Columbus Housing Authority,
  The Gardens at Calvary, Series 1999,
    7.000% 11/15/19                                           500            474
IL Clarendon Hills Residential Facilities,
  Churchill Estate,
  Series 1998 A:
    6.750% 03/01/24                                         1,050            979
    6.750% 03/01/31                                         1,370          1,271
IL State Development Finance Authority,
  Care Institute, Inc.,
    8.250% 06/01/25                                         1,300          1,407
MN Roseville,
  Care Institute, Inc., Series 1993,
    7.750% 11/01/23                                         1,740          1,627
NC State Medical Care Commission,
  DePaul Community Facilities Project,
  Series 1999,
    7.625% 11/01/29 (g)                                     1,500          1,500
TX Bell County Health Facilities
  Development Corp., Care
  Institutions, Inc.,
    9.000% 11/01/24                                         1,800          1,973
                                                                          ------
                                                                          12,177
                                                                          ------

November  30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                                  PAR           VALUE
--------------------------------------------------------------------------------
MULTI-FAMILY 6.3%
DE Wilmington,
  Electra Arms Senior
  Association Project,
    6.250% 06/01/28                                        $1,000         $  883
GA Clayton County Housing Authority,
  Magnolia Park Apartments,
  Series 1999 A,
    6.250% 06/01/30                                           955            880
MN Lakeville,
  Southfork Apartments Project:
  Series 1989 B,
    (h) 02/01/20                                              982          1,179
  Series 1989 A,
    9.875% 02/01/20                                         2,570          2,569
MN Robbinsdale Economic
  Development Authority, Series 1999 A,
    6.875% 01/01/26                                           500            497
MN Washington County Housing &
  Redevelopment Authority, Cottages
  of Aspen, Series 1992,
    9.250% 06/01/22                                         1,050          1,113
MN White Bear Lake,
  Birch Lake Townhome Project:
  Series 1989 B,
    (h) 07/15/19                                              732            220
  Series 1989 A,
    10.250% 07/15/19                                        2,200          2,200
NC Eastern Carolina Regional
  Housing Authority, New River
  Apartments-Jacksonville, Series 1994,
    8.250% 09/01/14                                         1,785          1,843
NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
    7.375% 06/01/21 (i)                                       385            384
Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993 A,
    9.250% 12/01/16 (i)                                     5,098          5,141
TN Franklin Industrial Board,
  Landings Apartment Project,
  Series 1996 B,
    8.750% 04/01/27                                           920            948
TX Galveston Health Facilities Center,
  Pass Through Certificates,
    8.000% 08/01/23                                         1,000          1,026
TX State Department of Housing &
  Community Affairs, Pebble Brooks
  Apartments, Series 1998,
    5.500% 12/01/18                                         1,000            947
VA Alexandria Redevelopment &
  Housing Authority, Courthouse
  Commons Apartments, Series 1990 A,
    10.000% 01/01/21                                       $1,500         $1,470
WA Vancouver Housing Authority,
  Series I,
    5.500% 03/01/28                                         1,000            891
                                                                          ------
                                                                          22,191
                                                                          ------

SINGLE-FAMILY 1.2%
LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage,
  Series 1992,
    7.375% 09/01/13                                           305            314
OH State Housing Finance Agency,
  Series B-4, IFRN (variable rate),
    9.162% 03/31/31                                           625            665
TX Bexar County Housing Finance Corp.,
  GNMA Collateralized Mortgage,
  Series 1989-A,
    8.200% 04/01/22 (c)                                     1,955          2,016
WA State Housing Finance Commission,
  Series 1992 D-1,
    6.150% 01/01/26                                         1,095          1,103
                                                                          ------
                                                                           4,098
                                                                          ------
INDUSTRIAL 4.5%
FOOD PRODUCTS 1.2%
IN Hammond,
  American Maize Products Co.,
  Series 1994,
    8.000% 12/01/24                                         2,000          2,181
LA Southern Louisiana Port
  Commission, Cargill, Inc. Project,
    5.850% 04/01/17                                         1,000            975
MI State Strategic Fund,
  Michigan Sugar Co., Sebewang Project,
  Series 1998 A,
    6.250% 11/01/15                                         1,250          1,166
                                                                          ------
                                                                           4,322
                                                                          ------
FOREST PRODUCTS 0.5%
GA Rockdale County Development
  Authority, Solid Waste Disposal,
  Visy Paper, Inc., Series 1993,
    7.500% 01/01/26                                         1,800          1,872
                                                                          ------
MANUFACTURING 2.2%
IL State Development Finance
  Authority, Armstrong World
  Industries, Inc. Project,
    5.950% 12/01/24                                         1,000            950
IL Will-Kankakee Regional
  Development Authority, Flanders Corp./
  Precisionaire Project, Series 1997,
    6.500% 12/15/17                                           950            936

                                                            PAR            VALUE
--------------------------------------------------------------------------------
MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
    8.750% 06/01/18                                        $  335         $  323
MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
    10.000% 09/01/16                                          740            851
NV Henderson Public Improvement
  Trust, Dongsung America Co., Inc.,
  Series 1998,
    7.000% 11/01/10 (b)                                       287            238
TN McKenzie Individual Development
  Board, American Lantern Co.,
    10.500% 05/01/16 (b)                                    2,086          1,106
TX Trinity River Authority,
  Texas Instruments Project,
  Series 1996,
    6.200% 03/01/20                                         1,000            990
VA State Small Business Financing
  Authority, Dongsung America,
  Series 1998,
    7.250% 11/01/15 (b)                                       312            259
WA Pilchuck Public Developement
  Corp., Goodrich (B.F.) Co. Tramco
  Project, Series 1993,
    6.000% 08/01/23                                         2,420          2,225
                                                                          ------
                                                                           7,878
                                                                          ------
METALS & MINING 0.6%
NV State Department of Business &
  Industry, Wheeling-Pittsburgh Steel
  Corp., Series 1999 A,
    8.000% 09/01/14                                         1,000            968
VA Greensville County Industrial
  Development Authority,
  Wheeling Steel, Series 1999 A:
    6.375% 04/01/04                                           100             97
    7.000% 04/01/14                                           500            466
VA Peninsula Ports Authority,
  Ziegler Coal Project,
  Series 1997,
    6.900% 05/02/22                                           675            594
                                                                          ------
                                                                           2,125
                                                                          ------
OTHER 9.2%
REFUNDED/ESCROWED (j)
CA Colton Public Financing
  Authority, Series 1995,
    7.500% 10/01/20                                         1,965          2,169
CA San Joaquin Hills Transportation
  Corridor Agency,
  Series 1993:
    6.750% 01/01/32 (c)                                    $1,500         $1,630
    7.000% 01/01/30                                           775            847
CO Denver City and County Airport:
  Series C,
    6.125% 11/15/25                                         2,280          2,290
  Series B,
    7.250% 11/15/23                                           580            634
FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
    8.250% 05/01/24                                         2,500          2,881
ID State Health Facilities Authority:
  IHC Hospitals, Inc.,
    6.650% 02/15/21                                         1,750          1,912
  Edgewater Medical Center,
  Series A,
    9.250% 07/01/24                                         1,965          2,319
  Hinsdale Hospital,
  Series 1990 C,
    9.500% 11/15/19                                           585            626
MA Boston,
  St. Joseph Nursing Care Center, Inc.,
  Series 1990,
    10.000% 01/01/20                                          935            967
MA State Health & Educational
  Facilities Authority, Corporation for
  Independent Living,
    8.100% 07/01/18                                           710            805
MA State Industrial Finance Agency,
  Series 1990,
    9.000% 10/01/20                                         2,240          2,365
MD Baltimore,
  Park Charles Project,
  Series 1986,
    8.000% 01/01/10                                           740            774
MN Mille Lacs Capital Improvement
  Authority, Mille Lacs Band of
  Chippewa, Series 1992 A,
    9.250% 11/01/12                                           980          1,129
NC Lincoln County,
  Lincoln County Hospital,
    9.000% 05/01/07                                           420            477
PA Delaware County Authority,
  Southeastern Pennsylvania
  Obligated Group, Series 1996:
    6.000% 12/15/16                                         1,400          1,437
    6.000% 12/15/26                                         1,000          1,004
PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993 A,
    8.250% 05/01/23                                           840            931

November  30, 1999
(In thousands)



MUNICIPAL BONDS (CONTINUED)                                  PAR           VALUE
--------------------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (CONTINUED)
TN Shelby County, Health, Education,
  & Housing Facilities Board,
  Open Arms Development Center:
  Series 1992 A,
    9.750% 08/01/19                                       $   905        $ 1,175
  Series 1992 C,
    9.750% 08/01/19                                           885          1,149
VI Virgin Islands Public Financing,
  Series 1992 A,
    7.250% 10/01/18                                         2,000          2,198
VI Water and Power Authority Electric
  Systems, Series 1991 A,
    7.400% 07/01/11                                           880            929
WA State Health Care Facilities
  Authority, Grays Harbor Community
  Hospital, Series 1993:
    7.200% 07/01/03                                           170            175
    8.025% 07/01/20                                         1,480          1,561
                                                                          ------
                                                                          32,384
                                                                          ------
OTHER REVENUE 2.5%
HOTELS 0.3%
PA Philadelphia Authority for
  Industrial Development,
  Doubletree Project,
    6.500% 10/01/27                                         1,000            976
                                                                          ------
RECREATION 1.3%
CA Statewide Communities
  Development Corp.,
  J. Paul Getty Trust Center,
    5.000% 10/01/23 (c)                                     2,250          1,949
DC District of Columbia,
  Smithsonian Institute,
  Series 1997,
    5.000% 02/01/28                                         1,750          1,485
NM Red River Sports Facility,
  Red River Ski Area Project,
  Series 1998,
    6.450% 06/01/07                                         1,065          1,026
                                                                          ------
                                                                           4,460
                                                                          ------
RETAIL 0.9%
NJ State Economic Development
  Authority, Glimcher Properties L.P.
  Project,
    6.000% 11/01/28                                         1,250          1,136
OH Lake County,
  North Madison Properties,
  Series 1993,
    8.819% 09/01/11                                           765            841
VA Virginia Beach Development
  Authority, SC Diamond Associates, Inc.,
    8.000% 12/01/10                                         1,115          1,193
                                                                          ------
                                                                           3,170
                                                                          ------
RESOURCE RECOVERY 1.4%
DISPOSAL 0.8%
CT State Development Authority,
  Sewer Sludge Disposal Facilities,
  Series 1996,
    8.250% 12/01/06                                       $   875        $   966
MA State Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994 A,
    8.750% 11/01/21                                           975            780
  Peabody Monofill Associates, Inc.,
  Series 1995,
    9.000% 09/01/05                                         1,015          1,070
                                                                          ------
                                                                           2,816
                                                                          ------
RESOURCE RECOVERY 0.6%
MA State Industrial Finance Agency,
  Ogden Hill Project,
  Series 1998 A,
    5.500% 12/01/13                                           500            461
PA Delaware County Industrial
  Development Authority, Series A,
    6.200% 07/01/19                                         2,000          1,824
                                                                          ------
                                                                           2,285
                                                                          ------
TAX-BACKED 17.4%
LOCAL GENERAL OBLIGATIONS 8.5%
IL Chicago Board of Education,
  Series 1997 A,
    5.250% 12/01/30 (c)                                    14,470         12,803
IL Cook County,
  Series 1997 A,
    5.625% 11/15/22                                         4,200          4,005
NY New York City:
  Series 1997 A,
    7.000% 08/01/07                                         1,000          1,110
  Series 1997 H,
    6.000% 08/01/17                                         1,400          1,406
TX Irving Independent School District,
  Series 1997,
  (d) 02/15/18                                              1,000            333
TX Keller Independent School District,
  Series 1998,
    5.000% 08/15/30 (c)                                    10,000          8,530
WA King County,
  Series 1998 B,
    5.000% 01/01/30                                         1,965          1,657
                                                                          ------
                                                                          29,844
                                                                          ------
SPECIAL NON-PROPERTY TAX 1.6%
IL Metropolitan Pier & Exposition
  Authority, McCormick Place
  Expansion Project, Series A,
    (d) 06/15/16 (c)                                       10,000          3,743

                                                            PAR            VALUE
--------------------------------------------------------------------------------
IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
    9.625% 09/15/21                                        $2,375         $1,781
                                                                          ------
                                                                           5,524
                                                                          ------
SPECIAL PROPERTY TAX 2.0%
CA Carson,
  Series 1992,
    7.375% 09/02/22                                           185            193
CA Orange County Community
  Facilities District, Ladera Ranch,
  Series 1999 A,
    6.700% 08/15/29                                           500            501
CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
  Series 1998,
    6.750% 08/15/15                                           600            622
CA Riverside County Public Financing
  Authority, Redevelopment Projects,
  Series A,
    5.500% 10/01/22                                           650            576
FL Heritage Springs Community
  Development District, Series 1999 B,
    6.250% 05/01/05                                         1,850          1,843
FL Lexington Oaks Community
  Development District:
  Series 1998 A,
    6.125% 05/01/19                                           400            383
  Series 1998 B,
    5.500% 05/01/05                                           565            550
FL Northern Palm Beach County
  Improvement District, Series 1999,
    6.000% 08/01/29                                           750            706
FL Orlando, Conroy Road
  Interchange Project, Series 1998 A:
    5.500% 05/01/10                                           180            172
    5.800% 05/01/26                                           500            454
FL Stoneybrook Community
  Development District, Series 1998 B,
    5.700% 05/01/08                                           970            942
                                                                          ------
                                                                           6,942
                                                                          ------
STATE APPROPRIATED 0.3%
NY State Urban Development Corp.,
  University Facilities Grants,
  Series 1995,
    5.875% 01/01/21                                         1,000            987
                                                                          ------
STATE GENERAL OBLIGATIONS 5.0%
DC District of Columbia,
  Series 1999 A,
    5.375% 06/01/18                                         2,395          2,222
TX State, Series 1999 ABC,
    5.500% 08/01/35                                       $ 4,200        $ 3,883
WA State, Series 1999 B,
    5.000% 01/01/24                                        13,250         11,542
                                                                          ------
                                                                          17,647
                                                                          ------
TRANSPORTATION 8.9%
AIR TRANSPORTATION 1.8%
CO Denver City & County Airport,
  United Airlines Inc.,
  Series 1992 A,
    6.875% 10/01/32                                         1,645          1,653
TX Alliance Airport Authority:
  American Airlines Project,
    7.500% 12/01/29                                         1,600          1,665
  Federal Express Corp.,
  Series 1996,
    6.375% 04/01/21                                         3,000          2,930
                                                                          ------
                                                                           6,248
                                                                          ------
AIRPORT 5.5%
CO Denver City & County Airport:
  Series 1997 E,
    5.250% 11/15/23 (c)                                     4,590          4,134
  Series 1998 B,
    5.000% 11/15/25                                         3,200          2,748
  Series C,
    6.125% 11/15/25                                         2,840          2,861
  Series B,
    7.250% 11/15/23                                         2,275          2,423
MA State Port Authority,
  Series 1998 D,
    5.000% 07/01/28 (c)                                     6,500          5,571
MI Wayne County,
  Detroit Metropolitan Airport,
  Series 1998 A,
    5.000% 12/01/22                                         2,000          1,702
                                                                          ------
                                                                          19,439
                                                                          ------
TOLL FACILITIES 1.6%
NY State Thruway Authority,
  Series 1998 E,
    5.000% 01/01/25                                         4,330          3,732
VA Richmond Metropolitan Authority,
  Series 1998,
    5.250% 07/15/22                                         2,000          1,841
                                                                          ------
                                                                           5,573
                                                                          ------
UTILITY 12.6%
INDEPENDENT POWER PRODUCER 2.3%
NY Port Authority of New York &
  New Jersey, KIAC Partners,
  Series 1996 IV,
    6.750% 10/01/11                                         2,000          2,108
OH State Water Development Authority,
  Bay Shore Power Project, Series 1998 A,
    5.875% 09/01/20                                         2,000          1,813

November  30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                                  PAR           VALUE
--------------------------------------------------------------------------------
UTILITY (CONTINUED)
INDEPENDENT POWER PRODUCER (CONTINUED)
PA State Economic Development
  Finance Authority:
  Colver Project,
  Series D,
    7.125% 12/01/15                                       $ 3,000        $ 3,178
  Northampton Generating, Series A,
    6.500% 01/01/13                                         1,000          1,007
                                                                          ------
                                                                           8,106
                                                                          ------
INVESTOR OWNED 4.2%
AZ Pima County Industrial
  Development Authority, Tucson
  Electric Power Co., Series A,
    6.100% 09/01/25                                           750            680
CT State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993 B,
    5.950% 09/01/28                                           400            364
IL Bryant,
  Central Illinois Light Co.,
  Series 1993,
    5.900% 08/01/23                                         5,000          4,708
LA Calcasieu Parish Industrial
  Development Board, Entergy Gulf
  States, Inc., Series 1999,
    5.450% 07/01/10                                           500            472
LA West Feliciana Parish,
  Entergy Gulf States, Inc.,
  Series 1999 B,
    6.600% 09/01/28                                           500            485
MS State Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
    5.875% 04/01/22                                         2,000          1,765
NM Farmington,
  San Juan Public Service Co. Project,
  Series D,
    6.375% 04/01/22                                         1,300          1,266
WV Pleasant County,
  Western Pennsylvania Power Co.,
  Series 1999 E,
    5.500% 04/01/29                                         5,750          5,259
                                                                          ------
                                                                          14,999
                                                                          ------
JOINT POWER AUTHORITY 0.1%
NC Eastern Municipal Power Agency,
  Series 1999 D,
    6.700% 01/01/19                                           500            503
                                                                          ------
MUNICIPAL ELECTRIC 0.6%
WA Chelan County Public Utilities
  District No. 1, Columbia River Rock
  Hydroelectric,
    (d) 06/01/14 (c)                                        5,000          2,167
                                                                          ------

WATER & SEWER 5.4%
FL Miami-Dade County,
  Series 1999 A,
    5.000% 10/01/29 (c)                                  $  8,000       $  6,934
GA Atlanta,
  Series 1999 A,
    5.000% 11/01/38 (c)                                     4,200          3,510
LA Public Facility Belmont Water
  Authority,
    9.000% 03/15/24 (k)                                       760            646
MA State Water Resources Authority,
  Series 1997 D,
    5.000% 08/01/24                                         4,000          3,474
MO State Environmental Improvement
  & Energy Resource Authority,
  Tri-County Water Authority Project,
  Series 1999,
    5.750% 04/01/19                                         1,125          1,072
MS V Lakes Utility District,
    8.250% 07/15/24                                           500            400
WA King County,
  Series 1999,
    5.250% 01/01/30                                         3,250          2,871
                                                                          ------
                                                                          18,907
                                                                          ------
TOTAL MUNICIPAL BONDS
(cost of $361,744)                                                       344,881
                                                                          ------


PREFERRED STOCKS 0.5%                                      SHARES
--------------------------------------------------------------------------------
Charter MAC Equity ISS
  (cost of $2,000)
    6.625% 06/30/49 (h)                                     2,000          1,955
                                                                         -------
TOTAL INVESTMENTS
  (cost of $363,744) (l)                                                 346,836
                                                                         -------

SHORT-TERM OBLIGATIONS 0.7%                                 PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (m)
CA State Educational Facilities
  Authority, Foundation for Educational
  Achievement, Series 1996,
    3.650% 07/01/26                                        $  200          200
GA Richmond County Development
  Authority, Monsanto Co.,
  Series 1998,
    3.900% 06/01/21                                           500          500
IL State Development Finance
  Authority, Council for Jewish Elderly,
  Series 1995,
    3.900% 03/01/15                                           100          100
IN State Hospital Equipment Finance
  Authority, Series A,
    3.900% 12/01/15                                           600          600

                                                             PAR          VALUE
--------------------------------------------------------------------------------
MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1995 B,
    3.900% 07/01/15                                       $   100       $    100
MN Minneapolis,
  Series 1997 A,
    3.250% 12/01/02                                           700            700
NY New York City Municipal Water
  Finance Authority, Series 1994 G,
    3.600% 06/15/24                                           100            100
                                                                        --------
TOTAL SHORT-TERM OBLIGATIONS                                               2,300
                                                                        --------
OTHER ASSETS & LIABILITIES, NET 1.0%                                       3,503
                                                                        --------
NET ASSETS 100.0%                                                       $352,639
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:

(a) This is a restricted security which was acquired at a cost of $1,400. This security represents 0.4% of the Trust's net assets at November 30, 1999.

(b) This issuer is in default of certain debt covenants. Income is not being accrued.

(c) These securities, or a portion thereof, with a total market value of $48,826, are being used to collateralize the delayed delivery purchases indicated in note (g) below and open futures contracts.

(d)  Zero coupon bond.

(e)  Rounds to less than one.

(f) This is a restricted security which was acquired at a cost of $1,287. This security represents 0.3% of the Trust's net assets at November 30, 1999.

(g) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.

(h) Accrued interest accumulates in the value of the security and is payable at redemption.

(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the value of these securities amounted to $7,480 or 2.1% of net assets.

(j) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(k) This is a restricted security which was acquired at a cost of $820. This security represents 0.2% of the Trust's net assets at November 30, 1999.

(l)  Cost for federal income tax purposes is $363,792.

(m) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

Long and short futures contracts open at November 30, 1999:


                                                                 Unrealized
                        Par value                               appreciation
                       covered by          Expiration          (depreciation)
    Type                contracts             month              at 11/30/99
--------------------------------------------------------------------------------
Treasury Bond            42,700               March                  35
Treasury Note             4,200               March                 (24)
                                                                   ----
                                                                   $ 11
                                                                   ----

       ACRONYM                                                  NAME
       -------                                                  ----
        IFRN                                         Inverse Floating Rate Note



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999
(In thousands except for per share amount)

ASSETS
Investments at value (cost $363,744)                                  $ 346,836
Short-term obligations                                                    2,300
                                                                      ---------
                                                                        349,136
Cash                                                     $    13
Receivable for:
  Interest                                                 6,251
  Investments sold                                           451
Other                                                        145          6,860
                                                         -------      ---------
  Total Assets                                                          355,996

LIABILITIES
Payable for:
  Investments purchased                                    1,500
  Distributions -- common shares                           1,243
  Distributions -- preferred shares                           99
  Variation margin on futures                                126
Accrued:
  Management fee                                             236
  Bookkeeping fee                                              7
  Deferred Trustees fees                                       6
Other                                                        140
                                                         -------
  Total Liabilities                                                       3,357
                                                                      ---------
NET ASSETS                                                            $ 352,639
                                                                      =========
COMPOSITION OF NET ASSETS
Auction Preferred shares (5 shares issued
  and outstanding at $25,000 per share)                               $ 120,000
Capital paid in -- common shares                                        283,688
Overdistributed net investment income                                      (867)
Accumulated net realized loss                                           (33,285)
Net unrealized appreciation (depreciation) on:
  Investments                                                           (16,908)
  Open futures contracts                                                     11
                                                                      ---------
                                                                      $ 352,639
                                                                      =========
NET ASSETS at value for 31,078 common shares
  of beneficial interest outstanding                                  $ 232,540
                                                                      =========
Net Asset value per common share                                      $    7.49
                                                                      =========
NET ASSETS at value including undeclared
  dividends for 5 preferred shares outstanding                        $ 120,099
                                                                      =========

STATEMENT OF OPERATIONS

For the period ended November 30, 1999(a)
(In thousands)


INVESTMENT INCOME
Interest                                                               $ 16,926

EXPENSES
Management fee                                           $  2,111
Transfer agent fee                                             73
Bookkeeping fee                                                67
Trustees fee                                                   20
Custodian fee                                                   7
Audit fee                                                      60
Legal fee                                                      65
Reports to shareholders                                        22
Preferred shares remarketing commissions                       75
Other                                                         114         2,614
                                                         --------      --------
    Net Investment Income                                                14,312
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
Investments                                                (2,747)
Closed futures contracts                                     (963)
                                                         --------
  Net Realized Loss                                                      (3,710)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                             (24,971)
  Open futures contracts                                       30
                                                         --------
    Net change in unrealized appreciation/depreciation                  (24,941)
                                                                       --------
    Net Loss                                                            (28,651)
                                                                       --------
Decrease in Net Assets from Operations                                 $(14,339)
                                                                       ========


(a) The Fund changed its fiscal year end from December 31 to November 30.


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(In thousands)

                                                 PERIOD ENDED       YEAR ENDED
                                                 NOVEMBER 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                    1999(a)            1998
--------------------------------------------------------------------------------
Operations:
Net investment income                              $  14,312          $  15,972
Net realized gain (loss)                              (3,710)             3,475
Net change in unrealized appreciation/
  depreciation                                       (24,941)            (5,309)
                                                   ---------          ---------
  Net Increase (Decrease) from Operations            (14,339)            14,138
Distributions:
From net investment income
   -- common shares                                  (14,106)           (16,218)
From net investment income
   -- preferred shares                                (1,171)              --
                                                   ---------          ---------
                                                     (29,616)            (2,080)
Fund Share Transactions:
Preferred share offering
(net of $1,606 offering costs)                       118,394               --
Value of distributions reinvested
   -- common shares                                      156                595
                                                   ---------          ---------
  Net Increase from Fund Share
    Transactions                                     118,550                595
                                                   ---------          ---------
    Total Increase (Decrease)                         88,934             (1,485)

NET ASSETS
Beginning of period                                  263,705            265,190
                                                   ---------          ---------
End of period (net of overdistributed
  and including undistributed
  net investment income of $867 and
  $115, respectively)                              $ 352,639          $ 263,705
                                                   ---------          ---------

NUMBER OF FUND SHARES
Common:
Issued for distributions reinvested                       19                 69
Outstanding at
  Beginning of period                                 31,059             30,990
                                                   ---------          ---------
  End of period                                       31,078             31,059
                                                   ---------          ---------
Preferred:
Issued in initial offering                                 5               --
Outstanding at
  Beginning of period                                   --                 --
                                                   ---------          ---------
  End of period                                            5               --
                                                   ---------          ---------

(a) The Fund changed its fiscal year end from December 31 to November 30.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 1999


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial High Income Municipal Trust (the Trust), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of common shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares (APS) is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 1999 was 4.00%. For the period ended November 30, 1999, the Trust paid dividends to Auction Preferred shareholders amounting to $1,171,128 representing an average APS dividend rate for such period of 3.62%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% annually of the Trust's average weekly net assets over $50 million.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the period ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $158,013,816 and $48,246,402, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                   $  6,666,556
Gross unrealized depreciation                    (23,622,915)
                                                ------------
  Net unrealized depreciation                   $(16,956,359)
                                                ============

November 30, 1999


CAPITAL LOSS CARRYFORWARDS:

At November 30, 1999, capital loss carry forwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION                                     CAPITAL LOSS CARRYFORWARD
--------------------------------------------------------------------------------
       2000                                                 $     3,157,000
       2001                                                       5,578,000
       2002                                                       6,579,000
       2003                                                       5,268,000
       2004                                                       2,815,000
       2005                                                       5,927,000
       2007                                                       3,942,000
                                                            ---------------
                                                            $    33,266,000
                                                            ===============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

PREFERRED SHARE OFFERING

On August 20, 1999, the Trust offered and currently has outstanding 4,800 Auction Preferred Shares (2,400 shares each of Series T and Series W). The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $118,500,000 were received upon completion of the offering.

Costs incurred by the Trust in connection with the offerings of the Auction Preferred Shares, totalling $1,606,148, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At November 30, 1999 there were no such restrictions on the Trust.

FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                                                           PERIOD ENDED                YEAR ENDED
                                                                                             NOVEMBER                   DECEMBER
                                                                                                30                         31
                                                                                              1999(a)                     1998
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $      8.490                $      8.560
                                                                                          ------------                ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                            0.461                       0.519
Net realized and unrealized loss                                                                (0.917)                     (0.066)
Preferred share offering cost                                                                   (0.052)                       --
                                                                                          ------------                ------------
  Total from Investment Operations                                                              (0.508)                      0.453
                                                                                          ------------                ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common shares                                                     (0.454)                     (0.523)
From net investment income -- preferred shares                                                  (0.038)                       --
                                                                                          ------------                ------------
  Total Distributions Declared to Shareholders                                                  (0.492)                     (0.523)
                                                                                          ------------                ------------

NET ASSET VALUE, END OF PERIOD                                                            $      7.490                $      8.490
                                                                                          ============                ============
Market price per share -- common shares                                                   $      6.125                $      8.312
                                                                                          ============                ============
  Total return based on market value -- common shares (b)                                       (21.72)%(c)                   2.47%
                                                                                          ============                ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                                      1.13%(e)(f)                 0.93%
Net investment income (d)                                                                         5.67%(e)(f)                 6.02%
Portfolio turnover                                                                                  16%(c)                      29%
Net assets at end of period (000) -- Total Fund                                           $    352,639                $    263,705

(a) The Fund changed its fiscal year end from December 31 to November 30.

(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

(f) Annualized

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

All of the distributions will be treated as exempt income for federal income tax purposes.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                                          YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                                              1997                  1996                  1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      8.340          $      8.550          $      7.960
                                                                          ------------          ------------          ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.552                 0.566                 0.597
Net realized and unrealized gain (loss)                                          0.214                (0.193)                0.583
                                                                          ------------          ------------          ------------
  Total from Investment Operations                                               0.766                 0.373                 1.180
                                                                          ------------          ------------          ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common                                            (0.546)               (0.583)               (0.590)
                                                                          ------------          ------------          ------------

NET ASSET VALUE, END OF PERIOD                                            $      8.560          $      8.340          $      8.550
                                                                          ============          ============          ============
Market price per share                                                    $      8.630          $      8.250          $      7.380
                                                                          ============          ============          ============
Total return based on market value (a)                                           11.60%                20.09%                15.65%
                                                                          ============          ============          ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                                                      0.96%                 1.00%                 1.06%
Net investment income (b)                                                         6.54%                 6.74%                 7.15%
Portfolio turnover                                                                  17%                   15%                   23%
Net assets at end of period (000)                                         $    265,190          $    257,768          $    264,467


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

DIVIDEND REINVESTMENT PLAN


As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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
TRANSFER AGENT



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

BankBoston, NA
100 Federal Street
Boston, MA  02110
1-800-730-6001

The Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

TRUSTEES


ROBERT J. BIRNBAUM

Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL

Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN

Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


COLONIAL HIGH INCOME MUNICIPAL TRUST       ANNUAL REPORT